Earnings Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings per unit
Net loss attributable to parent equity	(19,224)		42,331	23,898	$ (941)	(17,633)	22,341	40,176	10,073	(24,650)	$ (59,199)	$ (18,574)	$ 47,655	$ 47,940	$ 7,876
LESS: NET INCOME ALLOCATED TO GENERAL PARTNER	(11,056)				(2,451)						(20,437)	(4,139)	(14,148)	(2,917)	(8)
NET LOSS ALLOCATED TO LIMITED PARTNERS	(30,280)				(3,392)						(79,636)	(22,713)	33,507	45,023	7,868
Common unitholders
Earnings per unit
NET LOSS ALLOCATED TO LIMITED PARTNERS	(30,280)				(2,830)						(75,623)	(19,637)	31,614	39,517	4,859
Weighted average units outstanding (in shares)	88,331,653		73,421,309	67,941,726	58,909,389	47,703,313	47,665,015	46,364,381	44,831,836	26,529,133	81,267,742	53,336,969	61,970,471	41,353,574	15,169,983
Basic and diluted loss per unit (in dollars per share)	(0.34)				$ (0.05)						$ (0.93)	$ (0.37)	$ 0.51	$ 0.96	$ 0.32
Subordinated unitholders
Earnings per unit
NET LOSS ALLOCATED TO LIMITED PARTNERS					$ 562						$ 4,013	$ 3,076	$ 1,893	$ 5,506	$ 3,009
Weighted average units outstanding (in shares)	5,919,346		5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346		5,919,346	5,919,346	5,919,346	5,175,384
Basic and diluted loss per unit (in dollars per share)		$ (0.68)			$ (0.09)							$ (0.52)	$ 0.32	$ 0.93	$ 0.58